MFS® VARIABLE INSURANCE TRUST II:

MFS Blended Research Core Equity Portfolio	MFS International Growth Portfolio
MFS Blended Research Growth Portfolio	MFS International Value Portfolio
MFS Blended Research Value Portfolio	MFS Massachusetts Investors Growth Stock Portfolio
MFS Bond Portfolio	MFS Mid Cap Growth Portfolio
MFS Core Equity Portfolio	MFS Money Market Portfolio
MFS Emerging Markets Equity Portfolio	MFS New Discovery Portfolio
MFS Global Governments Portfolio	MFS Research International Portfolio
MFS Global Growth Portfolio	MFS Strategic Income Portfolio
MFS Global Research Portfolio	MFS Technology Portfolio
MFS Global Total Return Portfolio	MFS Total Return Portfolio
MFS Government Securities Portfolio	MFS Utilities Portfolio
MFS Growth Portfolio	MFS Value Portfolio
MFS High Yield Portfolio

Supplement to Current Statement of Additional Information:

Effective January 1, 2010, the section entitled “Shareholder Servicing Agent” under the main heading “Management of the Fund” is replaced in its entirety as follows:

Shareholder Servicing Agent

MFS Service Center, Inc. (‘‘MFSC’’), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing, and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each Fund under a Shareholder Servicing Agreement. MFSC also contracts with other entities to provide some or all of the services described above.

With respect to MFS Blended Research Core Equity Portfolio, MFS Blended Research Growth Portfolio, MFS Blended Research Value Portfolio, MFS Emerging Markets Equity Portfolio, MFS Global Growth Portfolio, MFS Global Research Portfolio, MFS Global Total Return Portfolio, MFS International Growth Portfolio, MFS International Value Portfolio, MFS Research International Portfolio, and MFS Technology Portfolio, MFSC receives a fee from each Fund based on the costs it incurs in providing these services and a target profit margin. With respect to MFS Bond Portfolio, MFS Core Equity Portfolio, MFS Global Governments Portfolio, MFS Government Securities Portfolio, MFS Growth Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Money Market Portfolio, MFS New Discovery Portfolio, MFS Strategic Income Portfolio, MFS Total Return Portfolio, MFS Utilities Portfolio, and MFS Value Portfolio, MFSC may receive a fee based on the number of accounts in the Funds, but does not currently receive a fee. In addition, MFSC is reimbursed by each Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above.

During the fiscal years ended December 31, 2008, 2007, and 2006, no fund paid any compensation to the Shareholder Servicing Agent.

The date of this Supplement is January 1, 2010.